UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22107

SEI Structured Credit Fund, L.P.

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy Barto

c/o SEI Investments Management Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 676-2533

Date of fiscal year end: December 31, 2015

Date of reporting period: June 30, 2015

Item 1.	Reports to Stockholders.

SEI STRUCTURED CREDIT FUND, L.P.

Financial Statements (Unaudited)

For the six month period ended June 30, 2015

SEI Structured Credit Fund, L.P.

Financial Statements

For the six month period ended June 30, 2015

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the Commission’s website at http://www.sec.gov, no later than August 31st of each year.

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2015

Description	Par Value	Fair Value
ASSET-BACKED SECURITIES (A) — 94.3%
CAYMAN ISLANDS — 19.9%
ACIS CLO
6.798%, 11/01/26	$10,500,000	$9,943,500
Arrowpoint CLO, Ser 2014-2A, Cl SUB
03/12/26 (B)(C)	11,000,000	7,260,000
B&M CLO, Ser 2014-1A
6.026%, 04/16/26 (C)(D)	5,250,000	4,352,250
B&M CLO, Ser 2014-1A, Cl C
4.026%, 04/16/26 (C)(D)	10,000,000	9,530,000
B&M CLO, Ser 2014-1A, Cl D
5.026%, 04/16/26 (C)(D)	8,750,000	7,660,625
Battalion CLO, Ser 2012-3A, Cl SUB
01/18/25 (B)(C)	39,200,000	33,759,040
Battalion CLO, Ser 2013-4A
10/22/25 (B)	31,800,000	22,260,000
Battalion CLO, Ser 2014-5A, Cl SUB
04/17/26 (B)(C)	33,031,000	24,442,940
Battalion CLO, Ser 2014-7A
5.574%, 10/17/26	6,417,000	5,885,030
Battalion CLO VII, Ser 2014-7A
10/17/26 (B)(C)	11,375,000	9,555,000
Benefit Street Partners CLO IV
07/20/26 (B)(C)	21,676,000	18,207,840
Benefit Street Partners CLO V
(B)	19,200,000	16,032,000
Brentwood CLO, Ser 2006-1A, Cl C
1.878%, 02/01/22 (C)(D)	8,500,000	7,607,500
Freidbergmilstein Private Capital Fund
01/15/19 (B)(C)	1,000,000	5,000
Grayson CLO, Ser 2006-1A, Cl C
1.828%, 11/01/21 (C)(D)	10,250,000	9,353,125
Great Lakes CLO, Ser 2012-1A, Cl E
5.775%, 01/15/23 (C)(D)	12,897,000	11,994,210
Hildene CLO, Ser 2014-2A, Cl E
5.375%, 07/19/26 (C)(D)	6,000,000	5,397,000
Peaks CLO, Ser 2014-1A
4.775%, 06/15/26	2,750,000	2,557,500
Rockwall CDO, Ser 2006-1A, Cl A2L
0.928%, 08/01/21 (C)(D)	6,300,000	6,048,000
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.528%, 08/01/24 (C)(D)	6,688,385	6,511,143
Salus CLO, Ser 2012-1I, Cl E
10.779%, 03/05/21 (D)	7,500,000	7,500,000
Tricadia CDO, Ser 2006-6X, Cl B2L
5.723%, 11/05/41 (D)	4,005,978	5,007,472
Venture CDO, Ser 2012-11A, Cl SUB
11/14/22 (B)(C)	12,500,000	9,187,500

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2015

Description	Par Value	Fair Value
Zais Investment Grade IX, Ser 9A, Cl B
1.127%, 04/27/52 (C)(D)	$18,000,000	$15,885,000
Zohar CDO, Ser 2007-3A, Cl A2
0.836%, 04/15/19 (C)(D)	90,000,000	18,000,000
Zohar CDO, Ser 2007-3A, Cl A3
1.036%, 04/15/19 (C)(D)	56,000,000	14,560,000

		288,501,675

IRELAND — 55.1%
Battalion CLO VIII, Ser 2015-8A, Cl SUB
04/18/27 (B)(C)	25,125,000	23,868,750
Benefit Street Partners CLO, Ser 2012-IA, Cl SUB
10/15/23 (B)(C)	8,650,000	6,833,500
Benefit Street Partners CLO, Ser 2013-IIA
07/15/24 (B)(C)	23,450,000	22,512,000
Benefit Street Partners CLO, Ser 2013-IIIA, Cl SUB
01/20/26 (B)(C)	21,873,500	16,842,595
Benefit Street Partners CLO, Ser 2015-VIA, Cl SUB
(B)	36,203,000	32,582,700
Carlyle Global Market Strategies, Ser 2012-1A, Cl F
7.525%, 04/20/22 (C)(D)	7,975,000	7,695,875
Cerberus Onshore II CLO, Ser 2014-1A, Cl A1
2.275%, 10/15/23 (C)(D)	25,000,000	24,987,500
Cerberus Onshore II CLO, Ser 2014-1A, Cl E
4.725%, 10/15/23 (C)(D)	22,500,000	21,150,000
CVP Cascade CLO, Ser 2014-2A, Cl D
5.075%, 07/18/26	5,539,000	4,824,469
CVP Cascade CLO, Ser 2014-2A, Cl E
6.075%, 07/18/26	8,000,000	6,644,000
Fifth Street Senior Loan Fund, Ser 2015-1A
7.456%, 01/20/27	9,000,000	8,730,000
Figueroa CLO, Ser 2013-1
03/21/24 (B)	17,500,000	12,197,500
Figueroa CLO, Ser 2013-2
12/18/25 (B)	13,070,000	10,991,870
Fortress Credit Funding, Ser 2012-5A
5.126%, 08/15/22	10,000,000	10,000,000
Fortress Credit Funding, Ser 2012-5I, Cl E
6.524%, 08/15/22 (D)	19,800,000	19,798,020
Fortress Credit Funding, Ser 2012-6A
6.524%, 08/15/22	8,415,000	8,162,550
Fortress Credit Opportunities CLO, Ser 2014-5A, Cl C
3.784%, 10/15/26	2,000,000	1,984,200
Fortress Credit Opportunities CLO, Ser 2014-5A, Cl D
4.775%, 10/15/26	4,000,000	3,914,800
Fortress Credit Opportunities V CLO, Ser 2014-5A, Cl F
7.025%, 10/15/26 (C)(D)	9,000,000	8,739,000
Golub Capital Partners CLO, Ser 2015-23A
1.761%, 05/05/27	2,300,000	2,142,450
Great Lakes CLO, Ser 2012-1A, Cl SUB
01/15/23 (B)(C)	21,336,000	15,361,920
Great Lakes CLO, Ser 2014-1A
(B)	24,200,000	18,876,000
Great Lakes CLO, Ser 2014-1A, Cl F
6.275%, 04/15/25 (C)(D)	7,750,000	6,471,250
Halcyon Loan Advisors Funding 2015-2, Ser 2015-2A, Cl E
5.284%, 07/25/27 (C)(D)	4,500,000	4,050,000
Harbourview CLO VII, Ser 7A
5.406%, 11/18/26	7,000,000	6,335,000
Hildene CLO, Ser 2014-2A, Cl D
3.975%, 07/19/26 (C)(D)	4,000,000	3,806,400
ICE EM CLO, Ser 2007-1A, Cl A2
0.982%, 08/15/22 (C)(D)	6,515,007	6,286,982
ICE EM CLO, Ser 2007-1A, Cl A3
1.232%, 08/15/22 (C)(D)	5,000,000	4,450,000

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2015

Description	Par Value	Fair Value
ICE Global Credit CLO, Ser 2012-1A, Cl C
4.909%, 04/04/23	$1,000,000	$966,200
ICE Global Credit CLO, Ser 2012-1A, Cl E
9.159%, 04/04/23 (C)(D)	13,500,000	12,622,500
ICE Global Credit CLO, Ser 2013-1A, Cl B1
4.050%, 04/20/24 (C)	34,500,000	32,775,000
ICE Global Credit CLO, Ser 2013-1A, Cl C1
4.750%, 04/20/24 (C)	24,500,000	22,295,000
ICE Global Credit CLO, Ser 2013-1A, Cl D
5.650%, 04/20/24 (C)	15,000,000	12,993,750
ICE Global Credit CLO, Ser 2013-1A, Cl INC
04/20/24 (B)(C)	12,500,000	8,500,000
Ivy Hill Middle Market Credit Fund, Ser 7A
10/20/25 (B)(C)	24,552,000	20,869,200
Jamestown CLO VII, Ser 2015-7A, Cl D
5.782%, 07/25/27 (C)(D)	6,000,000	5,480,778
Jamestown CLO VII, Ser 2015-7A, Cl E
7.032%, 07/25/27 (C)(D)	6,000,000	5,220,000
JFIN MM CLO, Ser 2014-1A, Cl C
2.935%, 04/20/25 (C)(D)	3,750,000	3,600,000
JFIN MM CLO, Ser 2014-1A, Cl D
3.625%, 04/10/25 (C)(D)	14,990,000	14,053,125
JFIN MM CLO, Ser 2014-1A, Cl E
6.775%, 04/10/25	12,500,000	11,968,750
JFIN Revolver CLO, Ser 2013-1A, Cl B
2.275%, 01/20/21 (C)(D)	4,000,000	3,980,000
JFIN Revolver CLO 2014, Ser 2014-2A, Cl C
3.026%, 02/20/22 (C)(D)	4,500,000	4,421,250
Kingsland, Ser 2013-6A, Cl E
5.279%, 10/28/24 (C)(D)	2,000,000	1,802,988
KVK CLO, Ser 2012-2A, Cl SUB
02/10/25 (B)(C)	33,573,000	20,395,597
Lockwood Grove CLO, Ser 2014-1A, Cl E
6.793%, 01/25/24	15,000,000	14,962,500
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
01/25/24 (B)(C)	18,488,000	18,488,000
Midocean Credit CLO, Ser 2014-3A
6.276%, 07/21/26	7,250,000	6,209,625
Nelder Grove CLO, Ser 2014-1A, Cl D1
4.806%, 08/28/26 (C)(D)	4,500,000	4,500,000
Nelder Grove CLO, Ser 2014-1A, Cl E
7.036%, 08/28/26 (C)(D)	9,000,000	9,000,000
Neuberger Berman CLO, Ser 2012-13A, Cl SUB
01/23/24 (B)(C)	4,274,000	2,094,260
Neuberger Berman CLO, Ser 2013-15A
10/25/25 (B)(C)	18,151,850	13,613,887
Neuberger Berman CLO, Ser 2014-16A, Cl SFN
04/15/26 (B)(C)	1,995,000	1,416,450
Neuberger Berman CLO, Ser 2014-16A, Cl SUB
04/15/26 (B)(C)	29,925,000	19,002,375
Neuberger Berman CLO, Ser 2014-17A, Cl SFN
08/04/25 (B)(C)	341,579	256,184
Neuberger Berman CLO, Ser 2014-17A, Cl SUB
08/04/25 (B)(C)	5,900,000	4,543,000
Newstar Arlington Senior Loan Program, Ser 2014-1A, Cl E
6.377%, 07/25/25 (C)(D)	15,000,000	13,725,000
Newstar Clarendon Fund CLO, Ser 2014-1A
6.293%, 01/25/27	23,726,000	21,871,339
Newstar Trust, Ser 2012-2A, Cl A
2.175%, 01/20/23 (C)(D)	5,000,000	5,012,500
OCP CLO, Ser 2012-2A, Cl SUB
11/22/23 (B)(C)	18,445,000	12,265,925
OFSI Fund VI, Ser 2014-6A, Cl C
3.920%, 03/20/25 (C)(D)	4,000,000	3,797,600

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2015

Description	Par Value	Fair Value
Salus CLO, Ser 2012-1A, Cl D
8.279%, 03/05/21 (C)(D)	$5,000,000	$5,000,000
Saranac CLO, Ser 2014-2A, Cl E
5.426%, 02/20/25 (C)(D)	6,667,000	6,050,303
Shackleton CLO, Ser 2014-6A, Cl E
5.274%, 07/17/26 (C)(D)	4,000,000	3,604,000
Shackleton CLO, Ser 2014-6A, Cl SUB
07/17/26 (B)(C)	23,850,000	15,979,500
Shackleton I CLO, Ser 2012-1A, Cl INC
08/14/23 (B)(C)	15,500,000	9,842,500
TICP CLO
(B)	7,000,000	5,775,000
Trinitas CLO, Ser 2014-1A, Cl C
3.075%, 04/15/26 (C)(D)	2,500,000	2,391,250
Trinitas CLO, Ser 2014-1A, Cl D
3.875%, 04/15/26 (C)(D)	4,000,000	3,754,000
Trinitas CLO, Ser 2014-1A, Cl SUB
04/15/26 (B)(C)	16,713,000	14,289,615
Trinitas CLO, Ser 2014-2A
4.075%, 07/15/26	7,553,000	7,141,362
Valhalla CLO, Ser 2004-1A, Cl EIN
08/01/16 (B)(C)	6,500,000	1,560,000
Venture CDO, Ser 2012-10A, Cl F
7.275%, 07/20/22 (C)(D)	5,000,000	5,000,000
Venture CDO, Ser 2012-10A, Cl SUB
07/20/22 (B)(C)	12,312,000	9,802,322
Venture CDO, Ser 2012-11AR
8.027%, 11/14/22	11,000,000	10,864,590
Venture CDO, Ser 2012-12A, Cl SUB
02/28/24 (B)(C)	38,240,000	26,768,000
Venture XIV CLO, Ser 2013-14A
08/28/25 (B)(C)	1,338,889	856,889
Venture XIV CLO, Ser 2013-14A, Cl SUB
08/28/25 (B)(C)	21,930,000	16,666,800

		798,288,245

UNITED STATES — 19.2%
Battalion CLO VIII, Ser 2015-8A, Cl D
5.711%, 04/18/27	7,750,000	7,107,370
Benefit Street Partners CLO VII
(B)	420,000	43,176,000
Fifth Street Senior Loan Fund II Warehouse Note
(B)	35,000,000	35,000,000
Fortress Credit Opportunities CLO, Ser 2014-3A, Cl E
6.521%, 04/28/26 (C)(D)	13,000,000	12,429,300
Fortress Credit Opportunities CLO, Ser 2015-6A, Cl D
5.269%, 03/31/27	2,000,000	1,995,800
Fortress Credit Opportunities CLO, Ser 2015-6A, Cl F
7.019%, 03/31/27	8,300,000	8,120,720
Ivy Hill IV
07/03/21 (B)	85,000,000	81,600,000
Newstar Commercial Loan Funding, Ser 2015-1A, Cl D
5.767%, 01/20/27 (C)(D)	3,625,000	3,620,324
NXT Capital CLO, Ser 2012-1A, Cl E
7.775%, 07/20/22 (C)(D)	10,286,000	10,286,000
TICC CLO, Ser 2012-1A
2.032%, 08/25/23	75,000,000	75,000,000

		278,335,514

Total Asset-Backed Securities
(Cost $1,361,423,773)		1,365,125,434

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2015

Description	Shares	Fair Value
REGISTERED INVESTMENT COMPANIES (G) — 0.8%
UNITED STATES — 0.8%
Ares Dynamic Credit Allocation Fund	131,079	$2,009,441
Ares Multi-Strategy Credit Fund	56,123	1,054,551
Blackstone/GSO Senior Floating Rate Term Fund	9,198	157,930
Guggenheim Strategic Opportunities Fund	50,000	996,500
Neuberger Berman High Yield Strategies Fund	176,746	2,082,068
Nuveen Preferred & Income Term Fund	43,319	963,414
Stone Harbor Emerging Markets Income Fund	133,262	2,002,928
Western Asset Emerging Markets Income Fund	236,371	2,536,261

Total Registered Investment Companies
(Cost $12,629,537)		11,803,093

CASH EQUIVALENT — 5.3%
UNITED STATES — 5.3%
SEI Daily Income Trust Prime Obligation Fund, Cl A,
0.010% (E) (F)	76,197,442	76,197,442

Total Cash Equivalent
(Cost $76,197,442)		76,197,442

Total Investments — 100.4%
(Cost $1,450,250,752)		$1,453,125,969

Percentages based on Limited Partners’ Capital of $1,447,962,077.

Transactions with affiliated funds during the period ended June 30, 2015 are as follows:

	Value of Shares Held as of 06/30/2015	Purchases at Cost	Proceeds from Sales	Realized Gain(Loss)	Dividend Income
SEI Daily Income Trust Prime Obligation Fund, Cl A	$76,197,442	$234,004,821	$213,832,452	$—	$4,266

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

L.P. — Limited Partnership

Ser — Series

(A)	Securities considered illiquid. The total value of such securities as of June 30, 2015 was $1,365,125,434 and represented 94.3% of Limited Partners’ Capital.
(B)	Represents equity / residual tranche.
(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended. At June 30, 2015, the market value of the Rule 144A positions amounted to $826,940,617 or 57.1% of Limited Partners’ Capital.
(D)	Variable rate security. The rate reported is the rate in effect as of June 30, 2015.
(E)	Rate shown is the 7-day effective yield as of June 30, 2015.
(F)	Investment in affiliated security.
(G)	Closed-End Fund traded on exchange.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3 (1)	Total
Asset-Backed Securities	$—	$—	$1,365,125,434	$1,365,125,434
Registered Investment Companies	11,803,093	—	—	11,803,093
Cash Equivalent	76,197,442	—	—	76,197,442

Total Investments in Securities	$88,000,535	$—	$1,365,125,434	$1,453,125,969

(1)	Of the $1,365,125,434 in Level 3 securities as if June 30, 2015, all were valued via dealer quotes.

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2015

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Asset- Backed Securities
Beginning balance as of January 1, 2015	$1,338,325,013
Accrued discounts/premiums	(96,889,645)
Realized gain/(loss)	(72,038,527)
Change in unrealized appreciation/(depreciation)	104,659,697
Proceeds from Sales	(176,889,520)
Purchases	267,958,317

Ending balance as of June 30, 2015	$1,365,125,434

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$22,868,672

For the period ended June 30, 2015, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, L.P.

Statement of Assets and Liabilities (Unaudited)

As of June 30, 2015

Assets
Investments in securities, at value (cost $1,374,053,310)	$1,376,928,527
Investment in affiliated security, at value (cost $76,197,442)(see Note 2)	76,197,442
Cash at broker	517,385
Interest and dividends receivable from investments in securities	6,762,540
Prepaid expenses	159,557

Total assets	1,460,565,451

Liabilities
Payable for investment securities purchased	12,322,245
Administration fees payable	120,471
Other accrued expenses	160,658

Total liabilities	12,603,374

Limited Partners’ capital	$1,447,962,077

Limited Partners’ capital Represented by:
Paid-in-capital	$1,445,086,860
Net unrealized appreciation on investments	2,875,217

Limited Partners’ capital	$1,447,962,077

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, L.P.

Statement of Operations (Unaudited)

As of June 30, 2015

Investment income
Dividend income	$25,161,375
Dividend income from affiliated security	4,266

Total investment income	25,165,641

Expenses
Administration fee	706,790
Professional fees	62,085
Directors’ fees	15,000
Miscellaneous expenses	56,819

Total expenses	840,694

Net investment income	24,324,947

Realized and unrealized gains (losses) on investments
Net realized loss on investments	(72,043,765)
Net change in unrealized appreciation (depreciation) on investments	104,408,336

Net realized and unrealized gain on investments	32,364,571

Net increase in Limited Partners’ capital resulting from operations	$56,689,518

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, L.P.

Statements of Changes in Limited Partners’ Capital

	For the six month period ended June 30, 2015 (Unaudited)	For the year ended December 31, 2014
From investment activities
Net investment income	$24,324,947	$103,323,683
Net realized gain (loss) on investments	(72,043,765)	31,079,688
Net change in unrealized appreciation (depreciation) on investments	104,408,336	(67,247,898)

Net increase in Limited Partners’ capital resulting from operations	56,689,518	67,155,473

Partners’ capital transactions
Capital contributions	34,060,792	162,499,593
Capital withdrawals	(29,985,440)	(79,108,912)

Net increase in Limited Partners’ capital derived from capital transactions	4,075,352	83,390,681
Net increase in Limited Partners’ capital	60,764,870	150,546,154
Limited Partners’ capital beginning of period	1,387,197,207	1,236,651,053

Limited Partners’ capital end of period	$1,447,962,077	$1,387,197,207

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, L.P.

Statement of Cash Flows (Unaudited)

For the six month period ended June 30, 2015

Cash flows from operating activities
Net increase in Limited Partners’ capital resulting from operations	$56,689,518
Adjustments to reconcile net increase in Limited Partners’ capital resulting from operations to net cash used in operating activities:
Purchases of long-term investments	(271,949,505)
Proceeds from sales of long-term investments	176,978,548
Accretion on discount (see Note 2)	96,889,546
Net purchases of short-term investments	(20,172,369)
Net realized loss on investments	72,043,765
Net change in unrealized (appreciation) depreciation on investments	(104,408,336)
Increase in interest/dividends receivable from investments in securities	(523,629)
Increase in prepaid expenses	(28,812)
Decrease in payable for investment securities purchased	(9,163,072)
Increase in administration fees payable	5,065
Increase in other accrued expenses	56,503

Net cash used in operating activities	(3,582,778)

Cash flows from financing activities
Capital contributions	34,060,792
Capital withdrawals	(29,985,440)

Net cash provided by financing activities	4,075,352

Net change in cash and cash equivalents	492,574

Cash and cash equivalents
Beginning of period	24,811

End of period	$517,385

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited)

June 30, 2015

1. Organization

SEI Structured Credit Fund, L.P. (the “Fund”) is a Delaware limited partnership established on June 26, 2007 and commenced operations on August 1, 2007. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company. The Fund offers limited partnership interests (“Interests”) solely through private placement transactions to investors (“Limited Partners”) that have signed an investment management agreement with SEI Investments Management Corporation (“SIMC” or the “Adviser”), the investment adviser to the Fund. As of June 30, 2015, the SEI Structured Credit Segregated Portfolio owned approximately 81.9% of the Fund, while the other Limited Partners owned approximately 18.1% of the Fund.

The Fund’s objective is to generate high total returns. There can be no assurance that the Fund will achieve its objective. The Fund pursues its investment objective by investing in a portfolio comprised of collateralized debt obligations (“CDOs”), which includes collateralized loan obligations (“CLOs”) and other structured credit investments. In the current year, the Fund also invested in registered investment companies. CDOs involve special purpose investment vehicles formed to acquire and manage a pool of loans, bonds and/or other fixed income assets of various types. CDOs fund their investments by issuing several classes of debt and equity securities, the repayment of which is linked to the performance of the underlying assets, which serve as collateral for certain securities issued by the CDO. In addition to CDOs, the Fund’s investments may include fixed income securities, loan participations, credit-linked notes, medium-term notes, registered and unregistered investment companies or pooled investment vehicles, and derivative instruments, such as credit default swaps and total return swaps (collectively with CDOs, “Structured Credit Investments”).

SEI Investment Strategies, LLC (the “General Partner”), a Delaware limited liability company, serves as the General Partner to the Fund and has no investment in the Fund as of June 30, 2015. The General Partner has delegated the management and control of the business and affairs of the Fund to the Board of Directors (the “Board”). A majority of the Board is and will be persons who are not “interested persons” (as defined in the 1940 Act) with respect to the Fund.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2015

2. Significant Accounting Policies

The following is a summary of significant accounting and reporting policies followed by the Fund in preparing the financial statements:

Use of Estimates

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund’s financial statements are reasonable and prudent; however, actual results could differ from these estimates and it is reasonably possible that differences could be material.

Valuation of Investments

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. When available, Structured Credit Investments are priced based upon valuations provided by independent, third party pricing agents using their proprietary valuation methodology. The third-party pricing agents may value Structured Credit Investments at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

If a price for a Structured Credit Investment cannot be obtained from an independent, third-party pricing agent, the Fund shall seek to obtain a bid price from at least one dealer, who is independent of the Fund. In such cases, the independent dealer providing the price on the Structured Credit Investment may also be a market maker, and in many cases the only market maker, with respect to that security. As of June 30, 2015, all asset-backed securities are valued by an independent dealer who is also a market maker.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2015

2. Significant Accounting Policies (continued)

Valuation of Investments (continued)

A dealer’s valuation reflects its judgment of the price of an asset, assuming an arm’s length transaction at the valuation date between knowledgeable and willing market participants. It generally assumes a round lot institutional transaction, without consideration for whether the client is long or short the instrument, and without adjustment for the size of the client’s position. The valuation pertains to an assumed transaction, does not necessarily reflect actual quoted or other prices, and does not indicate that an active market exists for the financial instrument.

A dealer’s valuation may be formulated using inputs such as a combination of observable market transactions of the exact security or a similar security and internal models. Bids-Wanted-In Competition, or BWICs, are widely distributed auctions of securities whose results are the primary input used by dealers to establish valuations for structured credit securities. Dealers supplement BWIC results with private transactions and model-driven valuations. Model-driven valuations require assumptions regarding default, recovery, and prepayment rates that are consistent with current market conditions.

In situations where market inputs are not available or do not provide a sufficient basis under current market conditions for pricing the instrument, the valuation may reflect the dealer’s view of the assumptions that market participants would use in pricing the instrument. Since market participants may have materially different views as to future supply, demand, credit quality and other factors relevant to pricing financial instruments, as well as bid and ask prices, valuations may differ materially among dealers. The actual level at which these instruments trade (if trades occur) could be materially different from the dealer’s valuation.

Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates. The Committee provides regular reports to the Board concerning investments for which market prices are not readily available or may be unreliable.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2015

2. Significant Accounting Policies (continued)

Valuation of Investments (concluded)

When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: (i) the facts giving rise to the need to fair value; (ii) the last trade price; (iii) the performance of the market or issuer’s industry; (iv) the liquidity of the security; (v) the size of the holding in the Fund; or (vi) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. At June 30, 2015, there were no securities that were fair valued by the Committee.

The Board will periodically review the Fund’s valuation policies and will update them as necessary to reflect changes in the types of securities in which the Fund invests.

Fair Value of Financial Instruments

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions the market participants would use in pricing the asset or liability based on the best information available under the circumstances. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2015

2. Significant Accounting Policies (continued)

Fair Value of Financial Instruments (concluded)

Level 2 — Observable market based inputs or unobservable inputs that are corroborated by market data, which includes financial instruments that are valued using models or other valuation methodologies. These models are primarily industry standard models that consider various assumptions, including time value, yield curve, volatility factors, prepayment speeds, default rates, loss severity, current market and contractual prices for the underlying financial instruments, as well as other relevant economic measures. Substantially all of these assumptions are observable in the marketplace, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace; and

Level 3 — Unobservable inputs that are not corroborated by market data (supported by little or no market activity), which is comprised of financial instruments whose fair value is estimated based on internally developed models or methodologies utilizing significant inputs that are generally less readily observable.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended June 30, 2015, there have been no significant changes to the Fund’s fair valuation methodologies.

Income Recognition and Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Amortization and accretion of debt instruments is calculated using the scientific interest method, which approximates the effective interest method over the estimated life of the security. Amortization of premiums and accretion of discounts are included in interest income on the Statement of Operations.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2015

2. Significant Accounting Policies (continued)

Collateralized Debt Obligations

The Fund invests in CDOs which include CLOs, a type of asset-backed security, and other similarly structured securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions.

In addition to the normal risks associated with fixed income securities (e.g., interest rate risk, reinvestment risk, prepayment risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2015

2. Significant Accounting Policies (concluded)

Federal Taxes

The Fund intends to be treated as a partnership for federal, state, and local income tax purposes. Each Limited Partner is responsible for the tax liability or benefit relating to its distributive share of taxable income or loss. Accordingly, no provision for federal, state, or local income taxes is reflected in the accompanying financial statements.

For the period ended June 30, 2015, in accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide, “Audits of Investment Companies,” the Fund reclassified $24,324,947 and $72,043,765 from accumulated net investment income and accumulated net realized loss, respectively, to Limited Partners’ capital. The reclassification was to reflect, as an adjustment to Limited Partners’ capital, the amount of taxable income that has been allocated to the Limited Partners and has no effect on net assets.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

3. Adviser, Administrator and Other Transactions

The Adviser does not charge a management fee to the Fund. Limited Partners are responsible for paying the fees of the Adviser directly under their individual investment management agreement with the Adviser. Each agreement sets forth the fees to be paid to the Adviser, which are ordinarily expressed as a percentage of the Limited Partner’s assets managed by the Adviser. This fee, which is negotiated between the Limited Partner and the Adviser, may include a performance-based fee and/or a fixed-dollar fee for certain specified services that is unrelated to the return of the Fund.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2015

3. Adviser, Administrator and Other Transactions (concluded)

The Adviser has voluntarily agreed that certain expenses of the Fund, including custody fees and administrative fees, calculated monthly, shall not in the aggregate exceed 0.50% per annum of the Fund’s monthly average net asset value, and the Adviser or its affiliates will waive Fund fees or reimburse Fund expenses to the extent necessary so that such 0.50% limit is not exceeded. The following expenses of the Fund are specifically excluded from the expense limit: organizational expenses; extraordinary, non-recurring and certain other unusual expenses; taxes and fees; and expenses incurred indirectly by the Fund through its investments in Structured Credit Investments. The Adviser may discontinue all or part of this waiver at any time. In the current period, the Adviser did not waive any expenses.

SEI Global Services, Inc. (the “Administrator”) serves as the Fund’s administrator. The Administrator is a wholly-owned subsidiary of SEI Investments Company, which is also a parent company of the Adviser. The Administrator provides certain administrative, accounting, and transfer agency services to the Fund. The services performed by the Administrator may be completed by one or more of its affiliated companies. The Fund pays the Administrator a fee equal to 0.10% (on an annualized basis) of the Fund’s net asset value which is accrued monthly based on month-end net assets and is paid monthly, and reimburses the Administrator for certain out-of-pocket expenses.

SEI Investments Distribution Co. (the “Placement Agent”) serves as the Fund’s placement agent pursuant to an agreement with the Fund. The Placement Agent is a wholly owned subsidiary of SEI Investments Company, which is also a parent company of the Adviser. The Placement Agent is not compensated by the Fund for its services rendered under the agreement.

4. Allocation of Profits and Losses

The Fund maintains a separate capital account for each of its Limited Partners. As of the last day of each month, the Fund shall allocate net profits or losses for that month to the capital accounts of all Limited Partners, in proportion to their respective opening capital account balances for such month (after taking into account any capital contributions deemed to be made as of the first day of such month).

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2015

5. Limited Partners’ Capital

The Fund, in the discretion of the Board, may sell interests to new Limited Partners and may allow existing Limited Partners to purchase additional Interests in the Fund on such days as are determined by the Board in its sole discretion. It is the Fund’s intention to allow limited purchases of Interests only during designated subscription periods as may be established by the Board or its designees (currently, the Adviser) and communicated to Limited Partners. The Board or its designee will determine the amount of Interests offered to Limited Partners during a subscription period at its discretion. During the established subscription periods, Interests may be purchased on a business day, or at such other times as the Board may determine, at the offering price (which is net asset value). The Fund may discontinue its offering at any time.

The Fund is a closed-end investment company, and therefore no Limited Partner will have the right to require the Fund to redeem its Interests. The Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by Limited Partners. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion. In determining whether the Fund should repurchase Interests from Limited Partners pursuant to written tenders, the Board will consider the recommendations of the Adviser.

The Adviser expects that it will recommend to the Board that the Fund offer to repurchase Interests four times each year, as of the last business day of March, June, September, and December. However, Limited Partners will not be permitted to tender for repurchase Interests that were acquired less than two years prior to the effective date of the proposed repurchase.

Even after the initial two year period, it is possible that there will be extended periods during which illiquidity in the underlying investments held by the Fund or other factors will cause the Board to elect not to conduct repurchase offers. Such periods may coincide with periods of negative performance. In addition, even in the event of a repurchase offer, it is possible that there will be an oversubscription to the repurchase offer, in which case a Limited Partner may not be able to redeem the full amount that the Limited Partner wishes to redeem.

During the period ended June 30, 2015, the Fund made offers to repurchase Interests resulting in capital withdrawals of $29,985,440 in aggregate.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2015

6. Investment Transactions

The cost of security purchases and proceeds from the sale and maturity of securities, other than temporary cash investments, during the period ended June 30, 2015 were $271,949,505 and $176,978,548 respectively.

As of June 30, 2015, the estimated cost of investments for tax purposes is $1,450,250,752. Net unrealized appreciation on investments for tax purposes was $2,875,217 consisting of $115,555,968 of gross unrealized appreciation and $112,680,751 of gross unrealized depreciation.

7. Concentrations of Risk

In the normal course of business, the Fund trades financial instruments involving market risk and counterparty credit risk.

(a) Market risk

Market risk encompasses the potential for both losses and gains and includes price risk, interest rate risk, prepayment risk and collateral performance risk. The Fund’s market risk management strategy is driven by the Fund’s investment objective. The Adviser oversees each of the risks in accordance with policies and procedures.

(i) Price risk

Price risk is the risk that the value of the instrument will fluctuate as a result of changes in market prices, whether caused by factors specific to an individual investment, its issuer or any factor affecting financial instruments traded in the market. As all of the Fund’s Structured Credit Investments are carried at fair value with fair value changes recognized in the Statement of Operations, all changes in market conditions directly affect net assets.

(ii) Interest rate risk

The fair value of the Fund’s investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2015

7. Concentrations of Risk (concluded)

(a) Market risk (concluded)

(iii) Prepayment risk

Prepayment risk is the risk associated with the early unscheduled return of principal on a fixed-income security. Some fixed-income securities, such as CDOs, have embedded call options which may be exercised by the issuer, or in the case of a CDO, the borrower. The yield-to-maturity of such securities cannot be known for certain at the time of purchase since the cash flows are not known. When principal is returned early, future interest payments will not be paid on that part of the principal. If the security was purchased at a premium (a price greater than 100) the security’s yield will be less than what was estimated at the time of purchase.

(iv) Collateral performance risk

Collateral performance risk is the risk that defaults or underperformance of the CDO’s underlying collateral negatively impacts scheduled payments to a tranche based on relative seniority in the overall capital structure of each deal.

(b) Counterparty credit risk

Counterparty credit risk is the risk a counterparty to a financial instrument could fail on a commitment that it has entered into with the Fund. The Fund minimizes counterparty credit risk by undertaking transactions with large well-capitalized counterparties or brokers and by monitoring the creditworthiness of these counterparties.

8. Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, since inception the Fund has not had claims or losses pursuant to these contracts and expects the risk of loss to be remote.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (concluded)

June 30, 2015

9. Financial Highlights

The following represents the ratios to average net assets and other supplemental information for the following periods:

	For the six month period ended June 30, 2015 (Unaudited)		For the year ended 2014	For the year ended 2013	For the year ended 2012	For the year ended 2011	For the year ended 2010
Total return (1)	4.16%		5.06%	8.03%	25.46%	8.36%	42.92%

Limited Partners’ capital, end of period (000’s)	$1,447,962		$1,387,197	$1,236,651	$894,989	$396,345	$312,670

Ratio to average partners’ capital†
Net investment income ratio††
Net investment income, net of waivers	3.45	%(2)	7.63%	10.02%	9.27%	7.23%	8.09%

Expense ratio††
Operating expenses, before waivers	0.12	%(2)	0.12%	0.13%	0.16%	0.18%	0.21%
Operating expenses, net of waivers	0.12	%(2)	0.12%	0.13%	0.16%	0.18%	0.21%

Portfolio turnover rate	12.98	%(3)	53.74%	62.90%	86.43%	76.57%	94.63%

†	Ratios to average partners’ capital are calculated based on the outstanding Limited Partners’ capital during the period.
††	Ratios do not include the Fund’s allocated share of income/expense from investments in other funds.
(1)	Total return is calculated for all the Limited Partners taken as a whole. A Limited Partner’s return may vary from these returns based on the timing of capital transactions.
(2)	Annualized.
(3)	Not annualized.

10. Subsequent Events

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable for semi-annual report.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

None.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Structured Credit Fund, L.P.

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: September 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: September 2, 2015

By (Signature and Title)	/s/ Arthur Ramanjulu
Arthur Ramanjulu, Treasurer

Date: September 2, 2015